Tax - Schedule of Income Tax and Social Contribution (Details) - BRL (R$) R$ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Tax and Social Contribution [Abstract]
Profit before income tax		R$ 221,714	R$ 76,617	R$ 221,714	R$ 76,617
Income tax and social contribution	[1]			(99,771)	(34,477)
Permanent additions/exclusions				29,794	45,956
Effect of different tax rates – subsidiaries				10,011	16,696
Compensation of previously unrecognized deductible temporary differences				384	24,239
Compensation of previously unrecognized tax losses					4,035
Others				19,399	986
Total income tax and social contribution		(69,977)	11,479	(69,977)	11,479
Current taxes		(199,917)	(187,545)	(199,917)	(187,545)
Deferred taxes		R$ 129,940	R$ 199,024	R$ 129,940	R$ 199,024
Effective rate (%)				(32.00%)	15.00%

[1]	The Group’s operations are primarily conducted in entities subject to income tax and social contribution in Brazil. All material entities in Brazil are subject to corporate income tax of 25%. Social contribution is generally levied at 20% for financial entities and 9% for non-financial entities. The tax rate used was the one applicable to PicPay Bank, which represents the most significant portion of the operations of the Group. The effect of other tax rates is shown in the table above as “Effect of different tax rates – subsidiaries”.